Litigation (Details)	12 Months Ended
	Oct. 31, 2008 Notice of Arbitration Served to AECL [Member] USD ($)	Oct. 31, 2008 Notice of Arbitration Served to AECL [Member] CAD	Oct. 31, 2009 Bioequivalence Studies - Complaint [Member] USD ($)	Oct. 31, 2009 Bioequivalence Studies - Statement of Claim [Member] USD ($)	Oct. 31, 2009 Bioequivalence Studies - Statement of Claim [Member] CAD
Loss Contingencies [Line Items]
Costs claimed for study and mitigation			$ 10,000,000	$ 5,000,000	5,000,000
Lost profits alleged			70,000,000	30,100,000	30,000,000
Damages sought in litigation	$ 1,600,000,000	1,600,000,000